LEASE LIABILITIES	12 Months Ended
Dec. 31, 2022
LEASE LIABILITIES
LEASE LIABILITIES

17.  LEASE LIABILITIES

Changes in lease liabilities are as follows:

	2022	2021
Balance at beginning of year	$153.8	$142.3
Lease obligations financing right-of-use assets	45.3	50.9
Repayments	(42.1)	(39.4)
Other	1.3	—
	158.3	153.8
Less current portion	(37.3)	(35.0)
	$121.0	$118.8

Lease liabilities with affiliated corporations amounted to $25.4 million as of December 31, 2022 ($25.9 million in 2021).

Interest rates on lease liabilities ranged from 1.9% to 8.5% as of December 31, 2022 and 2021.

Repayments of lease liabilities over the coming years are as follows:

2023	$37.3
2024	34.4
2025	26.8
2026	20.2
2027	15.0
2028 and thereafter	24.6